Entity Level Disclosures (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of major customers [line items]
Revenue	$ 467	$ 549	$ 624
Customer A [Member]
Disclosure of major customers [line items]
Revenue	49
Customer B [Member]
Disclosure of major customers [line items]
Revenue		239	$ 261
Customer C [Member]
Disclosure of major customers [line items]
Revenue	$ 9	$ 118